Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share			$ 36.62
Risk-free interest rates			2.909%
Risk-free interest rates, Minimum	1.70%
Risk-free interest rates, Maximum	1.75%
Expected exercise multiple			2.2
Expected volatility	63.00%		53.50%
Weighted average fair value per option granted	$ 14.62	$ 0.00	$ 34.57
Expected dividend yield	0.00%		0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 23.76
Expected exercise multiple	2.2
Weighted average fair value per option granted	$ 14.12		$ 34.52
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 24.88
Expected exercise multiple	2.8
Weighted average fair value per option granted	$ 15.26		$ 34.59